Retirement benefit obligations - Schedule of Movements in Defined Benefit Obligation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Defined Benefit Obligation [Line Items]
At 1 January	£ (28,965)
Remeasurements:
At 31 December	(30,201)	£ (28,965)
Movements in the defined benefit obligation
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Defined Benefit Obligation [Line Items]
At 1 January	(28,965)	(47,130)
Current service cost	(88)	(180)
Interest expense	(1,394)	(902)
Remeasurements:
Actuarial gains – demographic assumptions	153	288
Actuarial losses – experience	(1,067)	(1,186)
Actuarial (losses) gains – financial assumptions	(390)	18,120
Benefits paid	1,544	2,048
Past service cost	(5)	(4)
Settlements	0	13
Exchange and other adjustments	11	(32)
At 31 December	£ (30,201)	£ (28,965)